Shareholder Report, Holdings (Details)_9	Jun. 30, 2024
Class II | Corporate Debt [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
Class II | Non-U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%
Class II | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
Class II | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class II | Investment of Cash Collateral from Securities Loaned [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class II | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class II | U.S. Government Agency Obligations and Instrumentalities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Service Class I | Corporate Debt [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%
Service Class I | Non-U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%
Service Class I | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
Service Class I | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class I | Investment of Cash Collateral from Securities Loaned [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Service Class I | U.S. Government Agency Obligations and Instrumentalities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%